Inventories and pre-publication costs - Summary of inventories and pre-publication cost (Detail) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Inventories and pre-publication costs
Raw materials		£ 1
Pre-publication costs	£ 302	278
Finished goods	29	39
Total	£ 331	£ 318